HSBC Holdings' subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

Main subsidiaries of HSBC Holdings
	At 31 Dec 2020
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-cumulative third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt AG1	Germany	99.33	Stückaktien no par value
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.5 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares (CRP)
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1    The Group acquired the remaining minority equity interest in HSBC Trinkaus & Burkhardt AG on 1 February 2021. The Group now owns 100% of this subsidiary

Subsidiaries with significant non-controlling interests
	2020	2019
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	843	1,229
Accumulated non-controlling interests of the subsidiary	7,604	7,262
Dividends paid to non-controlling interests	625	720
Summarised financial information:
– total assets	224,483	212,485
– total liabilities	202,907	191,819
– net operating income before changes in expected credit losses and other credit impairment charges	4,568	5,558
– profit for the year	2,230	3,251
– total comprehensive income for the year	2,535	3,461

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
452 TALF Plus ABS Opportunities SPV LLC	100.00		13
452 TALF SPV LLC	100.00		13
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		14
Assetfinance December (F) Limited	100.00		15
Assetfinance December (H) Limited	100.00		16
Assetfinance December (M) Limited (In Liquidation)	100.00		17
Assetfinance December (P) Limited	100.00		16
Assetfinance December (R) Limited	100.00		16
Assetfinance June (A) Limited	100.00		16
Assetfinance June (D) Limited	100.00		15
Assetfinance Limited	100.00		16
Assetfinance March (B) Limited	100.00		18
Assetfinance March (D) Limited	100.00		15
Assetfinance March (F) Limited	100.00		16
Assetfinance September (F) Limited	100.00		16
Assetfinance September (G) Limited	100.00		15
B&Q Financial Services Limited	100.00		16
Banco HSBC S.A.	100.00		19
Banco Nominees (Guernsey) Limited	100.00		20
Banco Nominees 2 (Guernsey) Limited	100.00		20
Banco Nominees Limited	100.00		21
Beau Soleil Limited Partnership	N/A		0, 22
Beijing Miyun HSBC Rural Bank Company Limited	100.00		10, 23
Billingsgate Nominees Limited (In Liquidation)	100.00		24
Canada Crescent Nominees (UK) Limited	100.00		16
Canada Square Nominees (UK) Limited	100.00		16
Capco/Cove, Inc.	100.00		25
Card-Flo #1, Inc.	100.00		13
Card-Flo #3, Inc.	100.00		13
CC&H Holdings LLC	100.00		26
CCF HOLDING (LIBAN) S.A.L. (In Liquidation)	74.99		27
Charterhouse Administrators ( D.T.) Limited	100.00	(99.99)	16
Charterhouse Management Services Limited	100.00	(99.99)	16
Charterhouse Pensions Limited	100.00		16
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		10, 28
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		10, 29
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		10, 30
COIF Nominees Limited	N/A		0, 16
Cordico Management AG (In Liquidation)	100.00		31
Corsair IV Financial Services Capital Partners-B, LP	N/A		0, 185
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		10, 32
Decision One Mortgage Company, LLC	N/A		0, 33
Dem 9	100.00	(99.99)	4, 34
Dempar 1	100.00	(99.99)	4, 34
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	14
Electronic Data Process México, S.A. de C.V.	100.00		14
Equator Holdings Limited (In Liquidation)	100.00		17
Eton Corporate Services Limited	100.00		20
Far East Leasing SA (In Dissolution)	100.00		35
Flandres Contentieux S.A.	100.00	(99.99)	34
Foncière Elysées	100.00	(99.99)	34
Fujian Yongan HSBC Rural Bank Company Limited	100.00		10, 36
Fulcher Enterprises Company Limited	100.00	(62.14)	37
Fundacion HSBC, A.C.	100.00	(99.99)	9, 14
Giller Ltd.	100.00		25
GPIF Co-Investment, LLC	N/A		0, 13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Griffin International Limited	100.00		16
Grundstuecksgesellschaft Trinkausstrasse Kommanditgesellschaft	N/A		0, 38
Grupo Financiero HSBC, S. A. de C. V.	99.99		14
Guangdong Enping HSBC Rural Bank Company Limited	100.00		10, 39
Guangzhou HSBC Real Estate Company Ltd	100.00		40
Hang Seng (Nominee) Limited	100.00	(62.14)	37
Hang Seng Bank (China) Limited	100.00	(62.14)	41
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	37
Hang Seng Bank Limited	62.14		37
Hang Seng Bullion Company Limited	100.00	(62.14)	37
Hang Seng Credit Limited	100.00	(62.14)	37
Hang Seng Data Services Limited	100.00	(62.14)	37
Hang Seng Finance Limited	100.00	(62.14)	37
Hang Seng Financial Information Limited	100.00	(62.14)	37
Hang Seng Indexes (Netherlands) B.V.	100.00	(62.14)	42
Hang Seng Indexes Company Limited	100.00	(62.14)	37
Hang Seng Insurance Company Limited	100.00	(62.14)	37
Hang Seng Investment Management Limited	100.00	(62.14)	37
Hang Seng Investment Services Limited	100.00	(62.14)	37
Hang Seng Life Limited	100.00	(62.14)	37
Hang Seng Real Estate Management Limited	100.00	(62.14)	37
Hang Seng Securities Limited	100.00	(62.14)	37
Hang Seng Security Management Limited	100.00	(62.14)	37
Haseba Investment Company Limited	100.00	(62.14)	37
HFC Bank Limited (In Liquidation)	100.00		17
High Time Investments Limited	100.00	(62.14)	37
Honey Green Enterprises Ltd.	100.00		43
Honey Grey Enterprises Limited	100.00		44
Honey Silver Enterprises Limited	100.00		44
Household International Europe Limited (In Liquidation)	100.00		17
Household Pooling Corporation	100.00		45
Housing (USA) LLP	N/A
HSBC (BGF) Investments Limited	100.00		16
HSBC (General Partner) Limited	100.00		2, 47
HSBC (Guernsey) GP PCC Limited	100.00		20
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		48
HSBC (Malaysia) Trustee Berhad	100.00		49
HSBC (Singapore) Nominees Pte Ltd	100.00		50
HSBC Agency (India) Private Limited	100.00		51
HSBC Alternative Credit Strategies General Partner S.a r.l.	N/A		0, 52
HSBC Alternative Investments Limited	100.00		16
HSBC Amanah Malaysia Berhad	100.00		48
HSBC Americas Corporation (Delaware)	100.00		13
HSBC Argentina Holdings S.A.	100.00		53
HSBC Asia Holdings B.V.	100.00		16
HSBC Asia Holdings Limited	100.00		2, 44
HSBC Asia Pacific Holdings (UK) Limited	100.00		16
HSBC Asset Finance (UK) Limited	100.00		16
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		16
HSBC Asset Management (India) Private Limited	100.00		54
HSBC Assurances Vie (France)	100.00	(99.99)	55
HSBC Australia Holdings Pty Limited	100.00		56
HSBC BANK (CHILE)	100.00		57
HSBC Bank (China) Company Limited	100.00		10, 58
HSBC Bank (General Partner) Limited	100.00		47
HSBC Bank (Mauritius) Limited	100.00		59
HSBC Bank (RR) (Limited Liability Company)	N/A		0, 11, 60
HSBC Bank (Singapore) Limited	100.00		50
HSBC Bank (Taiwan) Limited	100.00		61
HSBC Bank (Uruguay) S.A.	100.00		62
HSBC Bank (Vietnam) Ltd.	100.00		63
HSBC Bank A.S.	100.00		64

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank Argentina S.A.	100.00		53
HSBC Bank Armenia cjsc	100.00		65
HSBC Bank Australia Limited	100.00		56
HSBC Bank Bermuda Limited	100.00		21
HSBC Bank Canada	100.00		66
HSBC Bank Capital Funding (Sterling 1) LP	N/A		0, 47
HSBC Bank Capital Funding (Sterling 2) LP	N/A		0, 47
HSBC Bank Egypt S.A.E	99.63	(94.54)	67
HSBC Bank Malaysia Berhad	100.00		48
HSBC Bank Malta p.l.c.	70.03		68
HSBC Bank Middle East Limited	100.00		5, 69
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		70
HSBC Bank Oman S.A.O.G.	51.00		71
HSBC Bank Pension Trust (UK) Limited	100.00		16
HSBC Bank plc	100.00		16
HSBC Bank USA, National Association	100.00		3, 72
HSBC Branch Nominee (UK) Limited	100.00		15
HSBC Brasil Holding S.A.	100.00		19
HSBC Broking Forex (Asia) Limited	100.00		44
HSBC Broking Futures (Asia) Limited	100.00		44
HSBC Broking Futures (Hong Kong) Limited	100.00		44
HSBC Broking Securities (Asia) Limited	100.00		44
HSBC Broking Securities (Hong Kong) Limited	100.00		44
HSBC Broking Services (Asia) Limited	100.00		44
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	N/A		0, 73
HSBC Capital (USA), Inc.	100.00		13
HSBC Capital Funding (Dollar 1) L.P.	N/A		0, 47
HSBC Capital Limited	100.00		44
HSBC Card Services Inc.	100.00		13
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	14
HSBC Cayman Limited	100.00		74
HSBC Cayman Services Limited	100.00		74
HSBC City Funding Holdings	100.00		16
HSBC Client Holdings Nominee (UK) Limited	100.00		16
HSBC Client Nominee (Jersey) Limited	100.00		75
HSBC Columbia Funding, LLC	N/A		0, 13
HSBC Continental Europe	99.99		34
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		48
HSBC Corporate Finance (Hong Kong) Limited	100.00		44
HSBC Corporate Trustee Company (UK) Limited	100.00		16
HSBC Custody Nominees (Australia) Limited	100.00		56
HSBC Custody Services (Guernsey) Limited	100.00		20
HSBC Daisy Investments (Mauritius) Limited	100.00		76
HSBC Diversified Loan Fund General Partner Sarl	100.00		77
HSBC Electronic Data Processing (Guangdong) Limited	100.00		10, 78
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		79
HSBC Electronic Data Processing (Philippines), Inc.	99.99		80
HSBC Electronic Data Processing India Private Limited	100.00		81
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		82
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		83
HSBC Enterprise Investment Company (UK) Limited (In Liquidation)	100.00		17
HSBC Epargne Entreprise (France)	100.00	(99.99)	55
HSBC Equator (UK) Limited (In Liquidation)	100.00		17
HSBC Equipment Finance (UK) Limited	100.00		15
HSBC Equity (UK) Limited	100.00		16
HSBC Europe B.V.	100.00		16

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Executor & Trustee Company (UK) Limited	100.00		15
HSBC Factoring (France)	100.00	(99.99)	34
HSBC Finance (Netherlands)	100.00		2, 16
HSBC Finance Corporation	100.00		13
HSBC Finance Limited	100.00		16
HSBC Finance Mortgages Inc.	100.00		84
HSBC Finance Transformation (UK) Limited	100.00		16
HSBC Financial Services (Lebanon) s.a.l.	99.65		85
HSBC Financial Services (Middle East) Limited (In Liquidation)	100.00		86
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		87
HSBC FinTech Services (Shanghai) Company Limited	100.00		88
HSBC Germany Holdings GmbH	100.00		38
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 21
HSBC Global Asset Management (Canada) Limited	100.00		66
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.33)	38
HSBC Global Asset Management (France)	100.00	(99.99)	55
HSBC Global Asset Management (Hong Kong) Limited	100.00		22
HSBC Global Asset Management (International) Limited (In Liquidation)	100.00		89
HSBC Global Asset Management (Japan) K. K.	100.00		90
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	91
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	14
HSBC Global Asset Management (Oesterreich) GmbH	100.00	(99.33)	6, 92
HSBC Global Asset Management (Singapore) Limited	100.00		50
HSBC Global Asset Management (Switzerland) AG	100.00	(99.66)	4, 93
HSBC Global Asset Management (Taiwan) Limited	100.00		94
HSBC Global Asset Management (UK) Limited	100.00		16
HSBC Global Asset Management (USA) Inc.	100.00		95
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00	(99.99)	96
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		97
HSBC Global Asset Management Limited	100.00		2, 16
HSBC Global Custody Nominee (UK) Limited	100.00		16
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 16
HSBC Global Services (Canada) Limited	100.00		98
HSBC Global Services (China) Holdings Limited	100.00		16
HSBC Global Services (Hong Kong) Limited	100.00		44
HSBC Global Services (UK) Limited	100.00		16
HSBC Global Services Limited	100.00		2, 16
HSBC Global Shared Services (India) Private Limited (In Liquidation)	99.99		1, 51
HSBC Group Management Services Limited	100.00		16
HSBC Group Nominees UK Limited	100.00		2, 16
HSBC Holdings B.V.	100.00		16
HSBC IM Pension Trust Limited	100.00		16
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		0, 52
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		0, 52
HSBC Infrastructure Limited	100.00		16
HSBC INKA Investment-AG TGV	100.00	(99.33)	12, 99
HSBC Inmobiliaria (Mexico), S.A. de C.V.	100.00	(99.99)	14
HSBC Institutional Trust Services (Asia) Limited	100.00		44
HSBC Institutional Trust Services (Bermuda) Limited	100.00		21

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Institutional Trust Services (Mauritius) Limited	100.00		59
HSBC Institutional Trust Services (Singapore) Limited	100.00		50
HSBC Insurance (Asia) Limited	100.00		100
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		101
HSBC Insurance (Bermuda) Limited	100.00		21
HSBC Insurance (Singapore) Pte. Limited	100.00		50
HSBC Insurance Agency (USA) Inc.	100.00		95
HSBC Insurance Brokers (Philippines) Inc	99.99		102
HSBC Insurance Holdings Limited	100.00		2, 16
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		21
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		21
HSBC Insurance Services (Lebanon) S.A.L. (In Liquidation)	99.99		103
HSBC Insurance Services Holdings Limited	100.00		16
HSBC International Finance Corporation (Delaware)	100.00		104
HSBC International Trustee (BVI) Limited	100.00		8, 105
HSBC International Trustee (Holdings) Pte. Limited	100.00		50
HSBC International Trustee Limited	100.00		106
HSBC Inversiones S.A.	99.99		57
HSBC InvestDirect (India) Limited	100.00	(99.98)	107
HSBC InvestDirect Financial Services (India) Limited	99.99	(99.98)	107
HSBC InvestDirect Sales & Marketing (India) Limited	98.99	(98.98)	51
HSBC InvestDirect Securities (India) Private Limited	99.99		107
HSBC Investment Bank Holdings B.V.	100.00		16
HSBC Investment Bank Holdings Limited	100.00		16
HSBC Investment Company (Egypt) S.A.E (In Liquidation)	100.00	(97.81)	108
HSBC Investment Company Limited	100.00		2, 16
HSBC Investment Funds (Canada) Inc.	100.00		109
HSBC Investment Funds (Hong Kong) Limited	100.00		22
HSBC Investment Funds (Luxembourg) SA	100.00		52
HSBC Invoice Finance (UK) Limited	100.00		110
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		16
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		16
HSBC Latin America B.V.	100.00		16
HSBC Latin America Holdings (UK) Limited	100.00		2, 16
HSBC Leasing (Asia) Limited	100.00		44
HSBC Leasing (France)	100.00	(99.99)	34
HSBC Life (Cornell Centre) Limited	100.00		100
HSBC Life (Edwick Centre) Limited	100.00		100
HSBC Life (International) Limited	100.00		21
HSBC Life (Property Investment) Limited	100.00		100
HSBC Life (Property Light) Limited	100.00		100
HSBC Life (Property) Limited	100.00		100
HSBC Life (Tsing Yi Industrial) Limited	100.00		100
HSBC Life (UK) Limited	100.00		16
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	91
HSBC LU Nominees Limited	100.00		16
HSBC Management (Guernsey) Limited	100.00		20
HSBC Markets (USA) Inc.	100.00		13
HSBC Marking Name Nominee (UK) Limited	100.00		16
HSBC Master Trust Trustee Limited	100.00		16
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		14
HSBC Middle East Finance Company Limited	100.00	(80.00)	111
HSBC Middle East Holdings B.V.	100.00		2, 112
HSBC Middle East Leasing Partnership	N/A		0, 113
HSBC Middle East Securities L.L.C	N/A		0, 114
HSBC Mortgage Corporation (Canada)	100.00		115
HSBC Mortgage Corporation (USA)	100.00		13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Nominees (Asing) Sdn Bhd	100.00		48
HSBC Nominees (Hong Kong) Limited	100.00		44
HSBC Nominees (New Zealand) Limited	100.00		116
HSBC Nominees (Tempatan) Sdn Bhd	100.00		48
HSBC North America Holdings Inc.	100.00		3, 13
HSBC Operational Services GmbH	90.10	(89.49)	117
HSBC Overseas Holdings (UK) Limited	100.00		2, 16
HSBC Overseas Investments Corporation (New York)	100.00		118
HSBC Overseas Nominee (UK) Limited	100.00		16
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	53
HSBC PB Corporate Services 1 Limited	100.00		119
HSBC PB Services (Suisse) SA	100.00		120
HSBC Pension Trust (Ireland) DAC	100.00		121
HSBC Pensiones, S.A.	100.00		14
HSBC PI Holdings (Mauritius) Limited	100.00		59
HSBC Portfoy Yonetimi A.S.	100.00		122
HSBC Preferential LP (UK)	100.00		16
HSBC Private Bank (Luxembourg) S.A.	100.00		52
HSBC Private Bank (Suisse) SA	100.00		123
HSBC Private Bank (UK) Limited	100.00		16
HSBC Private Banking Holdings (Suisse) SA	100.00		120
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		124
HSBC Private Equity Investments (UK) Limited	100.00		16
HSBC Private Trustee (Hong Kong) Limited	100.00		44
HSBC Private Wealth Services (Canada) Inc.	100.00		109
HSBC Professional Services (India) Private Limited	100.00		125
HSBC Property (UK) Limited	100.00		16
HSBC Property Funds (Holding) Limited	100.00		16
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		44
HSBC Qianhai Securities Limited	100.00	(51.00)	10, 126
HSBC Real Estate Leasing (France)	100.00	(99.99)	34
HSBC Realty Credit Corporation (USA)	100.00		13
HSBC REGIO Fund General Partner S.à r.l.	100.00		52
HSBC REIM (France)	100.00	(99.99)	55
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 16
HSBC Retirement Services Limited	100.00		1, 16
HSBC Savings Bank (Philippines) Inc.	99.99		127
HSBC Securities (Asia) Limited (In Liquidation)	100.00		44
HSBC Securities (Canada) Inc.	100.00		98
HSBC Securities (Egypt) S.A.E.	100.00	(94.65)	67
HSBC Securities (Japan) Limited	100.00		16
HSBC Securities (Singapore) Pte Limited	100.00		50
HSBC Securities (South Africa) (Pty) Limited	100.00		128
HSBC Securities (Taiwan) Corporation Limited	100.00		129
HSBC Securities (USA) Inc.	100.00		13
HSBC Securities and Capital Markets (India) Private Limited	99.99		51
HSBC Securities Asia Nominees Limited (In Liquidation)	100.00		44
HSBC Securities Brokers (Asia) Limited	100.00		44
HSBC Securities Investments (Asia) Limited	100.00		44
HSBC Securities Services (Bermuda) Limited	100.00		21
HSBC Securities Services (Guernsey) Limited	100.00		20
HSBC Securities Services (Ireland) DAC	100.00		121
HSBC Securities Services (Luxembourg) S.A.	100.00		52
HSBC Securities Services Holdings (Ireland) DAC	100.00		121
HSBC Securities Services Nominees Limited	100.00		44
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	53
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	53
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	3, 14
HSBC Service Company Germany GmbH	100.00	(99.33)	130
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		131
HSBC Services (France)	100.00	(99.99)	34
HSBC Services Japan Limited	100.00		132

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Services USA Inc.	100.00		133
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	14
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	14
HSBC SFH (France)	100.00	(99.99)	4, 55
HSBC SFT (C.I.) Limited	100.00		20
HSBC Software Development (Guangdong) Limited	100.00		134
HSBC Software Development (India) Private Limited	100.00		135
HSBC Software Development (Malaysia) Sdn Bhd	100.00		79
HSBC Specialist Investments Limited	100.00		16
HSBC Technology & Services (China) Limited	100.00		136
HSBC Technology & Services (USA) Inc.	100.00		13
HSBC Transaction Services GmbH	100.00	(99.33)	6, 137
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.33)	52
HSBC Trinkaus & Burkhardt AG	99.33		38
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.33)	38
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(99.33)	38
HSBC Trinkaus Family Office GmbH	100.00	(99.33)	6, 38
HSBC Trinkaus Immobilien Beteiligungs KG	100.00	(99.33)	38
HSBC Trinkaus Real Estate GmbH	100.00	(99.33)	6, 38
HSBC Trust Company (Canada)	100.00		115
HSBC Trust Company (Delaware), National Association	100.00		104
HSBC Trust Company (UK) Limited	100.00		16
HSBC Trust Company AG (In Liquidation)	100.00		31
HSBC Trustee (C.I.) Limited	100.00		124
HSBC Trustee (Cayman) Limited	100.00		138
HSBC Trustee (Guernsey) Limited	100.00		20
HSBC Trustee (Hong Kong) Limited	100.00		44
HSBC Trustee (Singapore) Limited	100.00		50
HSBC UK Bank plc	100.00		15
HSBC UK Client Nominee Limited	100.00		15
HSBC UK Holdings Limited	100.00		2, 16
HSBC USA Inc.	100.00		118
HSBC Ventures USA Inc.	100.00		13
HSBC Violet Investments (Mauritius) Limited	100.00		76
HSBC Wealth Client Nominee Limited	100.00		1, 15
HSBC Yatirim Menkul Degerler A.S.	100.00		122
HSI Asset Securitization Corporation	100.00		13
HSI International Limited	100.00	(62.14)	37
HSIL Investments Limited	100.00		16
Hubei Macheng HSBC Rural Bank Company Limited	100.00		139
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		10, 140
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		141
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		10, 142
Imenson Limited	100.00	(62.14)	37
Infrared NF China Real Estate Investments LP	N/A		0, 186
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.33)	137
Inmobiliaria Banci, S.A. de C.V.	100.00	(99.68)	14
Inmobiliaria Bisa, S.A. de C.V.	99.98		14
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	14
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	14
James Capel & Co. Limited	100.00		16
James Capel (Nominees) Limited	100.00		16
James Capel (Taiwan) Nominees Limited	100.00		16
John Lewis Financial Services Limited	100.00		16
Keyser Ullmann Limited	100.00	(99.99)	16
Lion Corporate Services Limited	100.00		44
Lion International Corporate Services Limited	100.00		1, 106

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Lion International Management Limited	100.00		106
Lion Management (Hong Kong) Limited	100.00		1, 44
Lyndholme Limited	100.00		44
Marks and Spencer Financial Services plc	100.00		143
Marks and Spencer Unit Trust Management Limited	100.00		143
Maxima S.A. AFJP (In Liquidation)	99.98		53
Mexicana de Fomento, S.A. de C.V.	100.00	(99.90)	14
Midcorp Limited	100.00		16
Midland Bank (Branch Nominees) Limited	100.00		15
Midland Nominees Limited	100.00		15
MIL (Cayman) Limited	100.00		74
MW Gestion SA	100.00		53
Promocion en Bienes Raices, S.A. de C.V.	100.00	(99.99)	14
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		16
PT Bank HSBC Indonesia	99.99	(98.93)	144
PT HSBC Sekuritas Indonesia	85.00		145
R/CLIP Corp.	100.00		13
Real Estate Collateral Management Company	100.00		13
Republic Nominees Limited	100.00		20
Republic Overseas Capital Corporation	100.00		95
RLUKREF Nominees (UK) One Limited	100.00		1, 16
RLUKREF Nominees (UK) Two Limited	100.00		1, 16
S.A.P.C. - Ufipro Recouvrement	99.99		34
Saf Baiyun	100.00	(99.99)	4, 34
Saf Guangzhou	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Ba	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Er	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Jiu	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Liu	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Qi	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Wu	100.00	(99.99)	4, 34
SCI HSBC Assurances Immo	100.00	(99.99)	55
Serai Limited	100.00		1, 44
Serai Technology Development (Shanghai) Limited	100.00		10, 147
SFM	100.00	(99.99)	34
SFSS Nominees (Pty) Limited	100.00		128
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		10, 148
Shenzhen HSBC Development Company Ltd	100.00		149
Sico Limited	100.00		150
SNC Dorique	99.99		1, 9, 151
SNC Les Mercuriales	100.00	(99.99)	1, 9, 34
SNC Les Oliviers D'Antibes	60.00		55
SNC Makala	100.00	(99.99)	1, 9, 34
SNCB/M6 - 2008 A	100.00	(99.99)	34
SNCB/M6-2007 A	100.00	(99.99)	4, 34
SNCB/M6-2007 B	100.00	(99.99)	4, 34
Société Française et Suisse	100.00	(99.99)	34
Somers Dublin DAC	100.00	(99.99)	121
Somers Nominees (Far East) Limited	100.00		21
Sopingest	100.00	(99.99)	34
South Yorkshire Light Rail Limited	100.00		16
St Cross Trustees Limited	100.00		15
Sun Hung Kai Development (Lujiazui III) Limited	100.00		10, 152
Swan National Limited	100.00		16
Tasfiye Halinde HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri (In Liquidation)	100.00		153
The Hongkong and Shanghai Banking Corporation Limited	100.00		44
The Venture Catalysts Limited	100.00		16
Tooley Street View Limited	100.00		2, 16
Tower Investment Management	100.00		154
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(99.33)	38
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(99.33)	6, 38

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.33)	38
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.33)	6, 38
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.33)	6, 38
Trinkaus Private Equity Management GmbH	100.00	(99.33)	38
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.33)	6, 38
Tropical Nominees Limited	100.00		74
Turnsonic (Nominees) Limited	100.00		15
Valeurs Mobilières Elysées	100.00	(99.99)	34
Wardley Limited	100.00		44
Wayfoong Nominees Limited	100.00		44
Wayhong (Bahamas) Limited	100.00		97
Westminster House, LLC	N/A		0, 13
Woodex Limited	100.00		21
Yan Nin Development Company Limited	100.00	(62.14)	37

Disclosure of interests in joint ventures
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
CCF & Partners Asset Management Limited	100.00	(99.99)	16
Global Payments Technology Mexico S.A. De C.V.	50.00		14
House Network Sdn Bhd	25.00		155
HSBC Life Insurance Company Limited	50.00		156
HSBC Pollination Climate Asset Management Limited	40.00		157
ProServe Bermuda Limited	50.00		158
The London Silver Market Fixing Limited	N/A		0, 1, 159
Vaultex UK Limited	50.00		160

Disclosure of interests in associates

Principal associates of HSBC
	2020		2019
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	21,248	7,457	18,982	10,054
The Saudi British Bank	4,215	4,197	4,370	5,550
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2020
	Footnotes	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited		People’s Republic of China	Banking services	19.03
The Saudi British Bank	1	Saudi Arabia	Banking services	31.00
1 In December 2020, HSBC purchased additional shares and increased its shareholding in The Saudi British Bank (‘SABB’) from 29.2% to 31.0%. SABB will continue to be accounted for as an associate of HSBC.

	At 31 Dec 2020			At 31 Dec 2019
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	21.8	21.2	7.5	21.5	19.0	10.1

Selected balance sheet information of BoCom
	At 30 Sep
	2020	2019
	$m	$m
Cash and balances at central banks	121,987	112,239
Loans and advances to banks and other financial institutions	107,334	108,026
Loans and advances to customers	870,728	730,510
Other financial assets	508,328	435,740
Other assets	44,622	40,101
Total assets	1,652,999	1,426,616
Deposits by banks and other financial institutions	273,708	290,492
Customer accounts	1,012,732	868,627
Other financial liabilities	207,110	131,772
Other liabilities	31,105	23,074
Total liabilities	1,524,655	1,313,965
Total equity	128,344	112,651

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2020	2019
	$m	$m
Net interest income	21,994	20,558
Net fee and commission income	6,398	6,411
Change in expected credit losses and other credit impairment charges	(9,698)	(7,479)
Depreciation and amortisation	(2,072)	(1,934)
Tax expense	(858)	(1,636)
Profit for the year	10,261	11,175
Other comprehensive income	(769)	315
Total comprehensive income	9,492	11,490
Dividends received from BoCom	633	613
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	161
Barrowgate Limited	15.31	162
BGF Group PLC	24.56	163
Bud Financial Limited	10.82	1, 164
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00	165
CFAC Payment Scheme Limited	33.33	166
Chemi & Cotex (Rwanda) Limited	33.99	1, 167
Chemi & Cotex Kenya Limited	33.99	1, 168
Chemi and Cotex Industries Limited	33.99	169
Contour	10.80	191
Episode Six Limited	9.10	187
EPS Company (Hong Kong) Limited	38.66	44
EURO Secured Notes Issuer	16.66	170
GIE GNIFI	N/A	0, 1, 171
GZHS Research Co Ltd	20.50	172
Hang Seng Qianhai Fund Management Company Limited	43.49	1, 10, 173
HCM Holdings Limited (In Liquidation)	50.99	17
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00	73
HSBC Jintrust Fund Management Company Limited	49.00	174
HSBC Saudi Arabia, a Saudi closed Joint Stock Company	66.18	175
Icon Brickell LLC (In Liquidation)	N/A	0, 176
Jeppe Star Limited	33.99	177
Liquidity Match LLC	N/A	0, 188
London Precious Metals Clearing Limited	30.00	189
MENA Infrastructure Fund (GP) Ltd	33.33	178
Novo Star Limited	33.99	179
Quantexa Ltd	10.99	146
Services Epargne Entreprise	14.18	180
Simon Group LLC	N/A	0, 190
sino AG	24.77	181
The London Gold Market Fixing Limited	25.00	159
The Saudi British Bank	30.99	182
Trade Information Network	16.67	192
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 38
Vizolution Limited	17.95	1, 183
We Trade Innovation Designated Activity Company	8.52	1, 184

Disclosure of description of shares from interests in subsidiaries, joint ventures, and associates

Footnotes for Note 37
Description of Shares
0
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	Limited and Unlimited Liability Shares
8	Non-Participating Voting Shares
9	Parts
10	Registered Capital Shares
11	Russian Limited Liability Company Shares
12	Stückaktien

Disclosure of registered offices from interests in subsidiaries, joint ventures, and associates

Registered offices
13	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
14	Paseo de la Reforma 347 Col. Cuauhtemoc, Mexico, 06500
15	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
16	8 Canada Square, London, United Kingdom, E14 5HQ
17	Hill House 1 Little New Street, London, United Kingdom, EC4A 3TR
18	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
19	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
20	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
21	37 Front Street, Hamilton, Bermuda, HM 11
22	HSBC Main Building 1 Queen's Road Central, Hong Kong
23	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
24	Deloitte LLP, 1 New Street Square, London, EC4A 3HQ, United Kingdom
25	95 Washington Street Buffalo, New York, United States of America, 14203
26	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States of America, 19808
27	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
28	No 1, Bei Huan East Road Dazu County, Chongqing, China
29	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
30	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
31	Bederstrasse 49, Zurich, Switzerland, CH-8002
32	First & Second Floor, No.3 Nanshan Road, Pulandian , Dalian, Liaoning, China
33	CT Corporation System 225 Hillsborough Street, Raleigh, North Carolina, United States Of America, 27603
34	38 avenue Kléber, Paris, France, 75116
35	MMG Tower, 23 floor Ave. Paseo del Mar Urbanizacion Costa del Este, Panama
36	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
37	83 Des Voeux Road Central, Hong Kong

Registered offices
38	Königsallee 21/23, Düsseldorf, Germany, 40212
39	No.44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
40	Room 1701-010 Heung Kong Building, 37 Jin Long Rd, Nansha District, Guangzhou, China
41	34/F and 36/F, Hang Seng Bank Tower 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, Shanghai, China, 200120
42	Claude Debussylaan 10 Office Suite 20, 1082MD, Amsterdam, Netherlands
43	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
44	1 Queen's Road Central, Hong Kong
45	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States of America, 89703
46	Corporation Service Company 2711 Centerville Road, Suite 400, Wilmington, Delaware, United States of America, 19808
47	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
48	10th Floor South Tower, Bangunan HSBC, No. 2, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
49	13th Floor, South Tower 2 Leboh Ampang, Kuala Lumpur, Malaysia, 50100
50	10 Marina Boulevard #48-01 Marina Bay Financial Centre, Singapore, 018983
51	52/60 M G Road Fort, Mumbai, India, 400 001
52	16 Boulevard d'Avranches, Luxembourg, Luxembourg, L-1160
53	557 Bouchard Level 20, Ciudad de Buenos Aires, Capital federal, Argentina, C1106ABG
54	3rd Floor Merchantile Bank Chamber 16, Veer Nariman Road, Fort, Mumbai, India, 400001
55	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
56	Level 36 Tower 1 International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
57	Isidora Goyenechea 2800 23rd floor, Las Condes, Santiago, Chile, 7550647
58	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
59	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
60	2 Paveletskaya square building 2, Moscow, Russian Federation, 115054
61	13F-14F, 333 Keelung Road, Sec.1, Taipei, 110, Taiwan
62	25 de Mayo 471, Montevideo, Uruguay, 11000
63	The Metropolitan 235 Dong Khoi Street, District 1, Ho Chi Minh City, Viet Nam
64	Esentepe mah. Büyükdere Caddesi No.128, Istanbul, Turkey, 34394
65	66 Teryan street, Yerevan, Armenia, 0009
66	885 West Georgia Street 3rd Floor, Vancouver, British Columbia, Canada, V6C 3E9
67	306 Corniche El Nil, P.O. Box 124, Maadi, Egypt, 11728
68	116 Archbishop Street, Valletta, Malta
69	Level 1, Building No. 8, Gate Village Dubai International Financial Centre, United Arab Emirates, P.O. Box 30444
70	Majer Consulting, Office 54/44, Building A1, Residence Ryad Anfa, Boulevard Omar El Khayam, Casa Finance City (CFC), Casablanca, Morocco
71	Al Khuwair Office PO Box 1727 PC111 CPO Seeb, Muscat, Oman
72	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
73	66 Wellington Street West, Suite 5300, Toronto, Ontario, Canada, M5K 1E6

Registered offices
74	P.O. Box 1109, Strathvale House, Ground floor, 90 North Church Street, George Town, Grand Cayman, Cayman Islands, KY1-1102
75	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
76	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
77	49 avenue J.F. Kennedy, Luxembourg, Luxembourg, 1855
78	4-17/F, Office Tower 2 TaiKoo Hui, No. 381 Tian He Road, Tian He District, Guangzhou, Guangdong, China
79	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
80	HSBC, Filinvest One Bldg Northgate Cyberzone, Filinvest Corporate City, Alabang, Muntinlupa City, Philippines, 1781
81	HSBC House Plot No.8 Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
82	439, Sri Jayawardenapura Mawatha Welikada, Rajagiriya, Colombo, Sri Lanka
83	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
84	Suite 300 3381 Steeles Avenue East, Toronto, Ontario, Canada, M2H 3S7
85	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street (facing Beirut Souks), PO Box Riad El Solh, Lebanon, 9597
86	3rd Floor, HSBC Bank Middle East Limited Building, Al Souq Road, P.O Box 4604, Dubai, United Arab Emirates
87	World Trade Center Montevideo Avenida Luis Alberto de Herrera 1248, Torre 1, Piso 15, Oficina 1502, Montevideo, Uruguay, CP 11300
88	Room 655, Building A, No. 888, Huan Hu West Two Road, Lin Gang New Area of Shanghai (Pilot) Free Trade Zone, China, Shanghai, Shanghai, China
89	HSBC House Esplanade, St. Helier, Jersey, JE4 8WP
90	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
91	80 Mill Street, Qormi, Malta, QRM 3101
92	Herrengasse 1-3, Wien, Austria, 1010
93	26 Gartenstrasse, Zurich, Switzerland, 8002
94	24th Fl. 97-99, Sec.2, Tunhwa S. Rd., Taipei, Taiwan, R.O.C., Taiwan
95	452 Fifth Avenue, New York, United States of America, NY10018
96	Bouchard 557, Piso 18°, Cdad. Autónoma de Buenos Aires, Argentina, 1106
97	Mareva House 4 George Street, Nassau, Bahamas
98	70 York Street, Toronto, Ontario, Canada, M5J 1S9
99	Breite Str. 29/31, Düsseldorf, Germany, 40213
100	18th Floor, Tower 1, HSBC Centre 1 Sham Mong Road, Kowloon, Hong Kong
101	Level 32, HSBC Main Building 1 Queen's Road Central, Hong Kong SAR, Hong Kong
102	7/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
103	HSBC Building Minet El Hosn, Riad el Solh, Beirut 1107-2080, Lebanon, P.O. Box 11-1380
104	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States Of America, 19801
105	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
106	Craigmuir Chambers, PO Box 71, Road Town, Tortola, British Virgin Islands
107	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
108	3, Aboul Feda Street Zamalek, Cairo, Egypt
109	300-885 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3E9
110	21 Farncombe Road Worthing, United Kingdom, BN11 2BW

Registered offices
111	Plot No.312-878 Mezzanine Floor, Bldg. of Sheikh Hamdan Bin Rashid, Dubai Creek, Dubai, United Arab Emira
112	Level 1, Building No. 8, Gate Village Dubai International Financial Centre, PO Box 30444, United Arab Emirates
113	Unit 101 Level 1, Gate Village Building No. 8 Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates, PO Box 506553
114	Office No.16 Owned by HSBC Bank Middle East Limited, Dubai Branch, Bur Dubai, Burj Khalifa, Dubai, United Arab Emirates
115	885 West Georgia Street Suite 300, Vancouver, British Columbia, Canada, V6C 3E9
116	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
117	21-23 Yorckstraße, Düsseldorf, Nordrhein-Westfalen, Germany, 40476
118	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United Sta
119	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
120	Quai des Bergues 9-17, Geneva, Switzerland, 1201
121	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820
122	Esentepe mah. Büyükdere Caddesi No.128, Istanbul, Turkey, 34394
123	Quai des Bergues 9-17, Geneva, Switzerland, 1201
124	HSBC House Esplanade, St Helier, Jersey, JE1 1GT
125	52/60 M G Road, Fort, Mumbai, India, 400 001
126	Block 27 A&B, Qianhai Enterprise Dream Park No. 63 Qianwan Yi Road, Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China, 518052
127	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 17
128	1 Mutual Place 107 Rivonia Road, Sandton, Sandton, Gauteng, South Africa, 2196
129	13F 333 Keelung Road, Sec.1, Taipei, Taiwan, 110
130	Hansaallee 3, Düsseldorf, Germany, 40549
131	Kapelanka 42A, Krakow, Poland, 30-347
132	MB&H Corporate Services Ltd Mareva House, 4 George Street, Nassau, Bahamas
133	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States Of America, 08628
134	L22, Office Tower 2, Taikoo Hui, 381 Tianhe Road, Tianhe District, Guangzhou, Guangdong, China
135	HSBC Centre River Side, West Avenue, 25B Raheja woods, Kalyaninagar, Pune, India, 411006
136	Level 19, HSBC Building, Shanghai ifc 8 Century Avenue Pudong, Shanghai, China
137	Yorckstraße 21 - 23, Duesseldorf, Germany, 40476
138	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
139	No. 56 Yu Rong Street, Macheng, China, 438300
140	No. 205 Lie Shan Road Suizhou, Hubei, China
141	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
142	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
143	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
144	World Trade Center 1, Floor 8-9 Jalan Jenderal Sudirman Kavling 29 - 31, Jakarta, Indonesia, 12920
145	5th Floor, World Trade Center 1, Jl. Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
146	75 Park Lane, Croydon, Surrey, United Kingdom, CR9 1XS
147	Unit B02 20/F No. 168 Yin Cheng Zhong Road, Pilot Free Trade Zone, Shanghai, China, 200120
148	No.198-2 Chengshan Avenue (E), Rongcheng, China, 264300

Registered offices
149	Room 1303-13062 Marine Center Main Tower, 59 Linhai Rd, Nanshan District, Shenzhen, China
150	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
151	43 rue de Paris, Saint Denis, France, 97400
152	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
153	Esentepe mah. Büyükdere Caddesi No.128, Istanbul, Turkey, 34394
154	11 Dr. Roy’s Drive PO Box 694GT, Grand Cayman, Cayman Islands, KY1-1107
155	Lot 6.05, Level 6, KPMG Tower 8 First Avenue, Bandar Utama, Petaling Jaya, Selangor Darul Ehsan, Malaysia
156	18/F Unit 2101, 2113, 2113A, 2115 and 2116 of 21/F, HSBC Building, 8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
157	3 More London Riverside, London, United Kingdom, SE1 2AQ
158	c/o MUFG Fund Services (Bermuda) Limited The Belvedere Building, 69 Pitts Bay Road, Pembroke, Bermuda, HM
159	c/o Hackwood Secretaries Limited One Silk Street, London, United Kingdom, EC2Y 8HQ
160	All Saints Triangle Caledonian road, London, United Kingdom, N19UT
161	No.188, Yin Cheng Zhong Road China (Shanghai), Pilot Free Trade Zone, Shanghai, China
162	49/F The Lee Gardens, 33 Hysan Avenue, Hong Kong
163	13-15 York Buildings, London, United Kingdom, WC2N 6JU
164	First Floor The Bower, 207 Old Street, England, United Kingdom, EC1V 9NR
165	Unit No. 208, 2nd Floor, Kanchenjunga Building 18, Barakhamba Road, New Delhi, India, 110001
166	65 Gresham Street 6th Floor, London, United Kingdom, EC2V 7NQ
167	PO 4978, Kigali, Rwanda
168	Plot LR No. 487 Dagoretti / Ruthimitu, P.O. Box 14362, Nairobi, Kenya, 00800
169	Plot No. 89-90 Mbezi Industrial Area Box 347, Dar es Salaam City, Tanzania, United Republic of Tanzania
170	3 avenue de l'Opera, Paris, France, 75001

Registered offices
171	37 avenue Henri Lafleur, Nouméa, New Caledonia, BP K3 98849
172	Room 1303, 106 Feng Ze Dong Road, Nansha District, Guangzhou, Guangdong, China
173	Flat 209, Hedge Fund Centre of Qianhai Shenzhen-Hong Kong Fund Town No. 128 Guiwan Five Road, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China
174	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
175	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
176	C T Corporation System 1200 South Pine Island Road Plantation, Florida, United States of America, 33324
177	c/o Trident Trust Company Trident Chambers, PO Box 146, Tortola, British Virgin Islands
178	Office 705, Level 8, Tower 2, Al Fattan Currency House, DIFC, P.O.Box 506553, Dubai, UAE
179	Jayla Place Wickhams Cay I, PO Box 3190, Road Town, British Virgin Islands
180	32 rue du Champ de Tir, Nantes, France, 44300
181	Ernst-Schneider-Platz 1, Duesseldorf, Germany, 40212
182	Al Amir Abdulaziz Ibn Mossaad Ibn Jalawi Street, Riyadh, Saudi Arabia
183	Office Block A, Bay Studios Business Park, Fabian Way, Swansea, Wales, United Kingdom, SA1 8QB
184	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
185	c/o Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, KY1 – 90
186	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
187	9/F Amtel Bldg, 148 des Voeux Rd Central, Central, Hong Kong
188	100 Town Square Place, Suite 201, Jersey City, NJ 07310, United States of America
189	1-2 Royal Exchange Buildings, Royal Exchange, London, United Kingdom, EC3V 3LF
190	25 W 25th St. New York, NY 10001, United States of America
191	50 Raffles Place, #32-01 Singapore Land Tower, 048623, Singapore
192	3 More London Riverside, London, United Kingdom, SE1 2AQ